Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025
C000012360
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Commonwealth Australia/New Zealand Fund
C000105717
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Africa Fund
C000012361
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Commonwealth Japan Fund
C000012362
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Commonwealth Global Fund
C000012363
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Commonwealth Real Estate Securities Fund
Without Sales Load [Member] | C000012360
Average Annual Return [Line Items]
Average Annual Return, Percent	17.20%	1.48%	4.48%
Without Sales Load [Member] | C000105717
Average Annual Return [Line Items]
Average Annual Return, Percent	25.25%	15.02%	4.22%
Without Sales Load [Member] | C000012361
Average Annual Return [Line Items]
Average Annual Return, Percent	13.59%	2.19%	3.13%
Without Sales Load [Member] | C000012362
Average Annual Return [Line Items]
Average Annual Return, Percent	6.46%	6.64%	5.30%
Without Sales Load [Member] | C000012363
Average Annual Return [Line Items]
Average Annual Return, Percent	(5.96%)	8.10%	5.24%
MSCI ACWI ex USA Net (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI ex USA Index
Average Annual Return, Percent	24.93%	11.18%	7.67%
MSCI EM (EMERGING MARKETS) Net (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI Emerging Markets Index
Average Annual Return, Percent	27.92%	7.46%	7.69%
Tokyo Stock Price Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Tokyo Stock Price Index
Average Annual Return, Percent	25.06%	10.08%	7.78%
MSCI ACWI Net (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Index Net
Average Annual Return, Percent	22.64%	14.61%	11.31%
MSCI US REIT Gross (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI US REIT Index
Average Annual Return, Percent	(0.35%)	9.53%	5.85%
Australian All Ordinaries Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Australian All Ordinaries Index
Average Annual Return, Percent	13.23%	12.32%	10.26%
NZX 50 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	NZX 50 Index
Average Annual Return, Percent	2.82%	(0.59%)	6.68%
Dow Jones Africa Titans 50 Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Dow Jones Africa Titans 50 Index
Average Annual Return, Percent	45.73%	11.43%	6.36%